UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management,LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: October 31

Date of Reporting period: October 31, 2006

Item 1. Report to Shareholders

JNL Money Market Fund
Schedule of Investments (in thousands)
October 31, 2006		Amortized
	Shares	Cost
ASSET BACKED AND NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES - 4.7%
Asset Backed Securities - 3.5%
Interstar Millenium Trust, 5.30%, 07/27/07 (b) (c)	$2,080	$2,080
Mound Financing Plc, 5.29%, 05/08/07 (b) (c)	1,250	1,250
Permanent Financing Plc, 5.05%, 03/10/07 (b) (c)	3,760	3,760
Permanent Master Issuer Plc, 5.30%, 10/17/07 (b)	3,440	3,440
		10,530

Commercial and Residential Mortgage Backed Securities - 1.2%
Holmes Financing Plc
5.05%, 12/15/06 (b)	2,700	2,700
5.29%, 07/15/07 (b) (c)	925	925
		3,625
Total Asset Backed and Non-U.S. Government
Mortgage-Backed Securities (cost $14,155)		14,155

CORPORATE BONDS AND NOTES - 11.9%
Banks - 9.8%
Wachovia Corp., 5.45%, 07/20/07 (b)	4,000	4,004
Abbey National Plc, 5.42%, 02/08/07	5,000	5,000
American Express Co., 5.27%, 11/03/06	6,000	6,000
Fortis, 5.69%, 07/23/07	2,250	2,250
Societe Generale, 5.67%, 07/23/07	2,250	2,250
Wilmington Trust Corp., 5.33%, 02/08/07	5,000	5,000
US Bank NA, 5.37%, 01/25/07 (b)	5,000	5,000
		29,504
Insurance - 1.1%
Metlife Inc., 5.21%, 05/01/06 (b)	3,200	3,200

Savings & Loans - 1.0%
AmSouth Bank NA, 5.43%, 06/27/07 (b)	3,000	3,002
Total Corporate Bonds and Notes (cost $35,706)		35,706

CERTIFICATES OF DEPOSIT - 21.5%
ANZ Delaware Inc., 4.81%, 01/29/07	4,000	4,000
Bank of America Corp.
5.21%,04/19/07	3,500	3,500
5.36%,02/23/07	4,000	4,000
Barclays Bank Plc, 5.51%, 06/18/07	3,500	3,500
BNP Paribas

5.32%,04/10/07	3,000	3,000
5.33%,04/30/07	3,500	3,500
Credit Suisse New York, 4.79%, 01/24/07	4,000	4,000
Deutsche Bank Securities Inc., 4.94%, 02/06/07	3,500	3,500
HBOS Plc, 4.81%, 12/07/06	3,500	3,500
HBOS Treasury Services Plc, 4.85%, 01/30/07	3,000	3,000
Marshall & Illsley Corp., 5.28%, 11/30/06	6,200	6,200
Royal Bank Of Scotland Plc, 4.82%, 01/18/07	2,825	2,825
SunTrust Banks Inc., 5.27%, 12/28/06	6,000	6,000
Svenska Handelsbanken, 4.81%, 12/27/06	3,750	3,750
Washington Mutual Inc., 5.37%, 04/25/07	4,000	4,000
Wells Fargo Co., 5.09%, 03/29/07	4,500	4,500
Willmington Trust Corp., 5.43%, 02/20/07	2,000	2,000

Total Certificates of Deposit (cost $64,775)		64,775

COMMERCIAL PAPER - 34.5%
Apreco LLC, 5.26%, 11/15/06	4,500	4,491
Aspen Funding Corp., 5.26%, 12/04/06	5,000	4,976
Cafco LLC, 5.25%, 11/28/06	4,000	3,984
Cargill Global Funding Plc, 5.25%, 11/22/06	6,000	5,982
Clipper Receivables Corp., 5.26%, 11/15/06	5,000	4,990
Eureka Securitization LLC, 5.26%, 12/04/06	5,000	4,976
Fairway Finance Corp., 5.25%, 11/09/06	4,000	3,997
Fortis, 5.22%, 02/07/07	3,000	2,957
Galaxy Funding Inc., 5.26%, 12/18/06	3,000	2,979
General Electric Capital Corp., 5.24%, 11/06/06	6,000	5,996
Greyhawk Funding LLC, 5.27%, 11/08/06	4,000	3,996
International Lease Finance Corp., 5.24%, 11/27/06	6,000	5,977
Jupiter Securitization Corp., 5.27%, 11/07/06	4,060	4,056
Metlife Funding Inc., 5.27%, 12/05/06	4,500	4,478
Mont Blanc, 5.24%, 01/09/07	4,500	4,455
National Rural Utilities, 5.26%, 11/16/06	5,000	4,989
Northern Rock Plc, 5.22%, 02/06/07	4,500	4,437
Old Line Funding, 5.25%, 11/16/06	5,000	4,989
Park Avenue Bank, 5.26%, 11/09/06	5,000	4,994
Prudential Funding Corp., 5.24%, 12/14/06	6,000	5,962
Scaldis Capital Corp., 5.24%, 01/10/07	5,230	5,177
Sheffield Receivables Corp., 5.26%, 11/20/06	5,000	4,986

Total Commercial Paper (cost $103,824)		103,824

MONEY MARKET FUNDS - 0.0%

Dreyfus Cash Management Plus Fund, 5.19% (a)	74	74

Total Money Market Funds (cost $74)		74

REPURCHASE AGREEMENTS - 27.2%
Repurchase Agreement with Morgan Stanley,
5.29% (Collateralized by $21,865 Federal Home
Loan Mortgage Corp, 4.5%, due 07/01/21,
market value $20,808) acquired on 10/31/06,
due 11/01/06 at $20,403	$20,400	20,400

Repurchase Agreement with UBS Warburg,
5.31% (Collateralized by $30,306 Federal National
Mortgage Association, 5.5%, due 06/01/35,
market value $26,743 and $35,591 Federal National
Mortgage Association, 6.5%, due 09/01/36,
market value $35,684) acquired on 10/31/06,
due 11/01/06 at $61,509	61,500	61,500

Total Repurchase Agreements (cost $81,900)		81,900

Total Investments - 99.8% (cost $300,434)		300,434

Other Assets and Liabilities, Net - 0.2%		526

Total Net Assets - 100%		$300,960

Notes to the Schedule of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of October 31, 2006.
(b) Variable rate security. Rate stated is in effect as of October 31, 2006.
(c) Rule 144A, Section 4(2) provides an exemption from the registration requirements for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of October 31, 2006, the market value, in thousands, of 144A securities is $8,015.

See Notes to the Financial Statements.

JNL Money Market Fund
Financial Statements (in thousands, except net asset value per share)

Statement of Assets and Liabilities		Statement of Operations
October 31, 2006		For the Year Ended October 31, 2006

Assets		Investment income

Investments in securities at amortized cost	$ 300,434	Dividends	$ 3
Dividends and interest receivable	1,792	Interest	11,772
Total assets	302,226	Total investment income	11,775

Liabilities		Expenses
Payables:		Advisory fees	483
Advisory fees	47	Trustee fees	6
Trustee fees	3	Other expenses	35
Other expenses	28	Total expenses	524
Dividends	1,188	Net investment income	11,251
Total liabilities	1,266
Net assets	$ 300,960
		Net increase in net assets
Net assets consist of:		from operations	$ 11,251
Paid-in capital	$ 300,960

Institutional Class:
Shares outstanding (no par value),
unlimited shares authorized	300,960

Net asset value per share	$ 1.00

	See Notes to the Financial Statements.

JNL Money Market Fund
Financial Statements

Statement of Changes in Net Assets		Financial Highlights
For the Year Ended October 31, 2006		For the Year Ended October 31, 2006
(in thousands)

Operations		Net asset value, beginning of period	$ 1.00
Net investment income	$ 11,251
Net increase in net assets		Investment operations
from operations	11,251	Net investment income	0.05

Distributions to shareholders		Distributions
From net investment income	(11,251)	Net investment income	(0.05)

Share transactions¹		Net asset value, end of period	$ 1.00
Proceeds from the sale of shares	4,876,161
Cost of shares redeemed	(4,575,201)	Ratios and supplemental data
Net increase in net assets from		Total return	4.74%
share transactions	300,960	Net assets, end of year (in thousands)	$ 300,960
		Ratio of net investment income to average net assets	4.66%
Net increase in net assets	300,960	Ratio of expenses to average net assets	0.22%

Net assets beginning of period	-

Net assets end of period	$ 300,960

Undistributed net
investment income	$ -

¹Share transactions
Shares sold	4,876,161
Shares redeemed	(4,575,201)

Net increase	300,960

	See Notes to the Financial Statements.

JNL Investors Series Trust

Notes to the Financial Statements

NOTE 1. ORGANIZATION

JNL Investors Series Trust (the “Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”) and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in series and classes; each series representing a distinct portfolio with its own investment objectives and policies. The JNL Money Market Fund (“Fund”) is presently the only series in operation and is a “diversified” series of the Trust. The Fund commenced operations on November 1, 2005. The Institutional Class of shares is the only class of shares presently being offered by the Fund. Affiliates of the Fund own 100% of its outstanding capital shares at October 31, 2006.

Jackson National Asset Management, LLC (“JNAM”), a wholly-owned subsidiary of Jackson National Life Insurance Company (“Jackson National”), serves as investment adviser to the Fund. Additionally, the Fund is sub-advised by Wellington Management Company, LLP.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Fund in the preparation of its financial statements.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with the applicable conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Security Transactions and Investment Income – Security transactions are recorded on trade date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Dividend income is recorded on ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Repurchase Agreements – The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Distributions to Shareholders – The Fund declares dividends daily and pays dividends monthly. Distributions of net realized capital gains, if any, will be distributed at least annually.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and capital gains to it’s shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (“Agreement”) with JNAM, whereby, JNAM provides investment management services to the Fund. Under the terms of the Agreement, the Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of this fee is paid by JNAM to the sub-adviser as compensation for their services. The following is a schedule of the fees:

Assets	Fees
$0 to $750 million	0.20%
Over $750 million	0.18%

Administrative Services – JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund at no additional cost. In accordance with the Administration Agreement, JNAM is responsible for payment of the following Fund expenses: Fund accounting; shareholder reporting; shareholder servicing; legal; insurance; custody; audit; and tax fees. Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC provides distribution services at no additional cost to the Fund.

JNL Investors Series Trust

Notes to the Financial Statements (continued)

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to cost of purchases and proceeds from sales of long-term securities for the year ended October 31, 2006 is contained in the following table. Long-term securities are defined as those with maturities greater than 12 months at the time of purchase.

	Investment Securities		U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
JNL Money Market Fund	$74,911	$38,250	$9,981	$-

NOTE 5. FEDERAL INCOME TAX MATTERS

As of October 31, 2006, the aggregate cost of investments is the same for financial reporting and tax purposes. The tax character of the $11,251 in distributions paid during the year ended October 31, 2006 was ordinary income.

NOTE 6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system of measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the Fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the Fund’s tax positions for purposes of implementing FIN 48. Based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Fund’s financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 7. SUBSEQUENT EVENT

The Board of Trustees has approved the launch of the following Funds: Jackson Perspective 5 Fund; Jackson Perspective Optimized 5 Fund; Jackson Perspective 10 x 10 Fund; Jackson Perspective Index 5 Fund; and Jackson Perspective Money Market Fund. The effective date of the prospectus for the new Funds is expected to be December 15, 2006.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Investors Series Trust:

We have audited the accompanying statement of assets and liabilities of the JNL Money Market Fund (the “Fund”) (a series of JNL Investors Series Trust), including the schedule of investments, as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2006, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Chicago, Illinois

November 29, 2006

Disclosure of Fund Expenses (unaudited)

The Fund is affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and certain other operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below include the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

Actual Fund Return				Hypothetical 5% Return
Beginning Account Value 4/30/06	Ending Account Value 10/31/06	Annualized Expense Ratio	Expenses Paid During Period	Beginning Account Value 4/30/06	Ending Account Value 10/31/06	Annualized Expense Ratio	Expenses Paid During Period
$ 1,000.00	$ 1,025.40	0.23%	$ 1.16	$ 1,000.00	$ 1,024.06	0.23%	$ 1.16

These calculations are based on expenses incurred in the most recent six-month period. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of day in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Additional Disclosure

Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling Shareholder Services toll-free at 888-276-0061.

TRUSTEES AND OFFICERS OF THE TRUST

Trustee/Officer (age) & Address	Current Position with Trust	Length of Time Served	Principal Occupation for the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Trusteeships held by the Trustee
Interested Trustee
Robert A. Fritts (57)* 1 Corporate Way Lansing, MI 48951	Trustee** President and Chief Executive Officer	8/97 to present 12/02 to present	Senior Vice President (9/03 to present) and Controller of Jackson National Life Insurance Company (9/82 to present); Vice President and Controller of Jackson National Life Insurance Company (8/82 to 8/03); Trustee or Manager, and (since 12/02) President and Chief Executive Officer, of each other investment company in the Fund Complex.	74	None
Disinterested Trustees
Michael Bouchard (50) 1 Corporate Way Lansing, MI 48951	Trustee**	12/03 to present	Sheriff, Oakland County, Michigan (1/99 to present); Senator – State of Michigan (1991 – 1999); Chairman – Financial Services Committee (1/95 to 1/99)	74	None
Dominic D’Annunzio (68) 1 Corporate Way Lansing, MI 48951	Chairman of the Board** Trustee**	2/04 to present 2/02 to present	Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90); (8/97 to 5/98)	74	None
Michelle Engler (48) 1 Corporate Way Lansing, MI 48951	Trustee**	12/03 to present	Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002); Michigan Community Service Chair (1991 to 2000)	74	Director of Federal Home Loan Mortgage Corporation
Joseph Frauenheim (71) 1 Corporate Way Lansing, MI 48951	Trustee**	12/94 to present	Consultant (Banking)	74	None
Richard McLellan (63) 1 Corporate Way Lansing, MI 48951	Trustee**	12/94 to present	Member, Dykema Gossett PLLC (Law Firm)	74	None

* Mr. Fritts is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser and Distributor.

** The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Trustee/Officer (age) & Address	Current Position with Trust	Length of Time Served	Principal Occupation for the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Trusteeships held by the Trustee
Officers
Mark D. Nerud (40) 1 Corporate Way Lansing, MI 48951	Vice President Treasurer and Chief Financial Officer	8/97 to present 12/02 to present

Chief Financial Officer of the Adviser (11/00 to present) and Managing Board Member of the Adviser (11/00 to 11/03); Vice President, Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser; Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

				Not Applicable	Not Applicable
Susan S. Rhee (34) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary	2/04 to present

Secretary of the Adviser (11/00 to present); Vice President, Counsel and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present); Senior Attorney of Jackson National Life Insurance Company (1/00 to 7/01)

				Not Applicable	Not Applicable
Steven J. Fredricks (36) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer	1/05 to present

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to Present); Contract Attorney, Godfrey & Kahn, S.C. (2001 – 2002); Assistant General Counsel, Aid Association for Lutherans (1997 to 2001)

				Not Applicable	Not Applicable
Daniel W. Koors (36) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer	9/06 to present

Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to present); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

				Not Applicable	Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-392-2909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the 12 month period ended October 31, 2006.

TRUSTEE	AGGREGATE COMPENSATION FROM TRUST*	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST AND FROM FUND COMPLEX
Michael Bouchard	$1,112	$0	$0	$71,250
Dominic D’Annunzio	$1,503	$0	$0	$96,250 **
Michelle Engler	$1,230	$0	$0	$78,750
Joseph Frauenheim***	$1,269	$0	$0	$81,250
Richard McLellan	$1,230	$0	$0	$78,750
Steven J. Fredricks [1]	$2,222	$0	$0	$142,316

* The fees paid to the Independent Trustees are paid for combined meetings of the Funds in the Fund complex.

The fees are allocated to the Funds.

** Mr. D’Annunzio deferred $8,125, of his total compensation from the Fund Complex, pursuant to a deferred compensation plan, adopted by the Board of Trustees.

*** Mr. Frauenheim will retire as Trustee effective January 1, 2007.

1 Mr. Fredricks’ compensation is paid by the Trust for his duties as the Chief Compliance Officer of the Fund Complex.

PROXY VOTING GUIDELINES

JNAM, the Fund’s adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Fund. A description of the policies and procedures used by the Fund to vote proxies relating to the portfolio securities and information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com; and (3) on the SEC's website at www.sec.gov.

JNL INVESTORS SERIES TRUST (the "Trust")

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Trustees of the Funds (the “Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on August 29-30, 2006, the Board, including all of the Independent Trustees, considered information relating to the Funds’ investment advisory and management agreement with JNAM (the “Agreement”), information relating to the proposed sub-advisory agreement between JNAM and Mellon Capital Management Corporation and an amendment to the existing sub-advisory agreement with Wellington Management Company, LLP (the “Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreement and the Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreement and the Sub-Advisory Agreements through January 16, 2009.

In reviewing the Agreement and the Sub-Advisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services to be provided, (2) the costs of the services to be provided (3) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (4) other benefits that may accrue to JNAM and the sub-advisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement and the Sub-Advisory Agreements.

Before approving the Agreement and the Sub-Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that the Sub-Advisory Agreements are fair and reasonable and in the best interests of the shareholders of the applicable Funds. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the sub-advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the sub-advisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent and custodian. With respect to JNAM’s oversight of the sub-advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the sub-advisers. The Board also considered the investment sub-advisory services to be provided by each sub-adviser. The Board considered JNAM’s evaluation of the sub-advisers, as well as JNAM’s recommendation, based on its review of the sub-advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each sub-adviser, and also reviewed the qualifications, backgrounds and responsibilities of the sub-advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each sub-adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each sub-adviser. The Board considered compliance reports about JNAM and the sub-advisers from the Trust’s CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the sub-adviser(s) under the applicable Sub-Advisory Agreement.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s sub-adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the “expense group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the median sub-advisory fee of the expense group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

The Funds have not commenced operations, therefore, the Board could not consider profitability.

Further detail considered by the Board regarding the advisory and sub-advisory of each Fund is set forth below:

Jackson Perspective 10 x 10 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board also noted, however, that the Fund’s estimated total expense ratio is lower than that of the expense group average. The Board concluded that the proposed advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its potential shareholders in light of the services to be provided.

Jackson Perspective 5 Fund; Jackson Perspective Index 5 Fund; and Jackson Perspective Optimized 5 Fund. The Board considered that each Fund’s proposed advisory fee is lower than the expense group median and the sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratio is lower than that of the expense group average. The Board concluded that the proposed advisory and sub-advisory fees are fair, reasonable and in the best interest of each Fund and its potential shareholders in light of the services to be provided.

Jackson Perspective Money Market Fund. The Board considered that based on the expected size of the Fund and total amount of expenses anticipated in the initial year of operations, JNAM has voluntarily agreed to limit the Fund's total expense ratio to a specified rate through October 31, 2007. The Board noted that, after consideration of the anticipated fee waiver, the proposed advisory fee is fully waived and is considerably lower than the expense group average. The Board also noted that the Fund’s estimated total expense ratio is higher than that of the expense group average. After consideration of the voluntary expense limitation, the Board determined that the proposed advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the Jackson Perspective 10 x 10 Fund does not have advisory or sub-advisory fees and that the fee schedule shares with shareholders economies of scale as the Fund’s assets grow. In light of this, the Board concluded that it would be fair, reasonable and in the best interests of each Fund and its shareholders to approve each Agreement.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, that sub-advisers would not be required to participate in the meetings and that recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, JNLNY Variable Fund I LLC, and the JNL Money Market Fund of the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement and the Sub-Advisory Agreements was fair, reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940, as amended, and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

In accordance with the terms of the Trust's Administration Agreement dated November 1, 2005, as amended, JNAM is responsible for the payment all charges and expenses of the Fund's independent registered public accounting firm. KPMG billed aggregate fees for professional services rendered for the fiscal years ended October 31, 2006 and October 31, 2005 as follows:

2006

Company	Audit Fees	Audit Related Fees	Tax Fees	All Other Fees	Total Fees

JNL Investors Series Trust	$ 9,300	$ 0	$ 0	$ 0	$ 9,300

2005

Company	Audit Fees	Audit Related Fees	Tax Fees	All Other Fees	Total Fees

JNL Investors Series Trust	$ 1,500	$ 0	$ 0	$ 0	$ 1,500

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $29,400 for 2006 and $28,600 for 2005 to perform an internal control review pursuant to SAS No. 70 related to JNAM (JFS) fund accounting procedures. For the fiscal years ended October 31, 2006 and October 31, 2005, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Fund, other than the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as the Independent Registered Public Accounting Firm for fiscal years 2006 and 2005, and did not find provision of these services to be incompatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and the Principal Financial Officer of the Fund have concluded, based on their evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within ninety (90) days of the filing date of this report on Form N-CSR, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the Fund in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

a.	(1) Code of Ethics – attached hereto.
(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not Applicable.

b.	The certification required by Rule 30a-2(b) for the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of December, 2006.

JNL Investors Series Trust (Registrant)

/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert A. Fritts	Principal Executive Officer	December 8, 2006
Robert A. Fritts

/s/ Mark D. Nerud	Principal Financial Officer	December 8, 2006
Mark D. Nerud

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant's Code of Ethics.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act